Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($) yr	Dec. 31, 2015 CAD ($) yr
Statement [Line Items]
Risk free interest rate, share options granted	1.11%	0.99%	0.77%
Expected life (years) | yr	5	5	5
Volatility	154.00%	68.00%	80.00%
Expected Dividend	$ 0	$ 0	$ 0
Expected forfeiture rate	0.00%	0.00%	0.00%
Exercise price	$ 1.64	$ 0.60	$ 0.36
Grant date fair value	$ 1.54	$ 0.70	$ 0.23